Derivative Instruments (Tables)	12 Months Ended
Sep. 01, 2016
Derivative Instrument Detail [Abstract]
Schedule of Derivative Instruments without Hedge Accounting Designation

	Notional Amount (in U.S. Dollars)	Fair Value of
		Current Assets(1)	Current Liabilities(2)
As of September 1, 2016
Yen	$1,668	$—	$(10)
Singapore dollar	206	—	—
Euro	93	—	—
Other	85	—	(1)
	$2,052	$—	$(11)
As of September 3, 2015
Yen	$928	$—	$(24)
Singapore dollar	282	—	—
Euro	29	—	—
Other	167	1	—
	$1,406	$1	$(24)

(1)	Included in receivables – other.

(2)	Included in accounts payable and accrued expenses – other.

Realized and unrealized gains and losses on derivative instruments without hedge accounting designation as well as the change in the underlying monetary assets and liabilities due to changes in currency exchange rates are included in other non-operating income (expense), net. Net gains (losses) for derivative instruments without hedge accounting designation were as follows:

For the year ended	2016	2015	2014
Foreign exchange contracts	$185	$(64)	$(27)
Convertible notes settlement obligations	—	7	(59)

Schedule of Derivative Instruments with Cash Flow Hedge Accounting Designation

	Notional Amount (in U.S. Dollars)	Fair Value of
		Current Assets(1)	Current Liabilities(2)
As of September 1, 2016
Yen	$107	$2	$(1)
Euro	65	—	(1)
	$172	$2	$(2)
As of September 3, 2015
Yen	$81	$3	$—
Euro	12	—	—
	$93	$3	$—

(1)	Included in receivables – other.

(2)	Included in accounts payable and accrued expenses – other.